Ordinary Shares (Details)		9 Months Ended		12 Months Ended
	May 30, 2019 $ / shares shares	Sep. 30, 2019 Vote $ / shares shares	Sep. 30, 2018 shares	Dec. 31, 2018 shares	May 29, 2019 $ / shares	Apr. 24, 2019 USD ($) $ / shares shares	Apr. 23, 2019 USD ($)
Ordinary Shares
Authorized share capital | $						$ 150,000,000	$ 75,000,000
Additional authorized share capital (in shares)	750,000,000					75,000,000
Ordinary shares, par value (in US$ per share) | $ / shares	$ 0.10	$ 0.10			$ 1.00	$ 1.00
Stock split ratio	10
Ordinary shares, authorized (in shares)		1,500,000,000
Summary of ordinary shares transactions:
Balance as at beginning of period		666,577,000	664,470,000	664,470,000
Share option exercises		209,000	886,000
As at end of period		666,786,000	665,356,000	666,577,000
Votes per ordinary share | Vote		1